Organization and Operations (Details Narrative) (10-K) - shares	Dec. 07, 2010	Jun. 30, 2018	Dec. 31, 2016	Feb. 04, 2016	Apr. 10, 2015	Dec. 29, 2014
Equity method investment ownership percentage		50.00%	50.00%			50.00%
Percentage of equity interest owned by member of board as non-controlling interest						50.00%
Percentage of equity interest and reports remaining						50.00%
Wiz Wizard, LLC [Member]
Percentage of membership interest				50.00%
Butta Fyngas [Member]
Equity method investment ownership percentage					50.00%
Percentage of equity interest owned by member of board as non-controlling interest					50.00%
Percentage of equity interest and reports remaining					50.00%
Share Exchange Agreement [Member] | KTC Corp [Member]
Stock issued during period shares for acquisitions	32,927,596
Exchange percentage of issued and outstanding shares of KTC Corp	100.00%
Percentage of represented shares after consummation of share exchange agreement	94.90%